Tahoe Acquisition - Consideration Transferred (Details) - Tahoe Resources, Inc [member] $ / shares in Units, $ in Thousands	Feb. 21, 2019 $ / shares	Feb. 21, 2019 $ / shares	Feb. 22, 2019 USD ($) shares
Disclosure of detailed information about business combination [line items]
Shares Issued (shares) | shares			72,426,594
Cash consideration | $			$ 275,008
Total Consideration | $			$ 1,142,674
Fair value of the Pan American Share consideration [Member]
Disclosure of detailed information about business combination [line items]
Shares Issued (shares) | shares			55,990,512
Consideration | $			$ 795,626
Share price (per share) | (per share)	$ 19.01	$ 14.21
Fair value estimate of the CVRs [Member]
Disclosure of detailed information about business combination [line items]
Shares Issued (shares) | shares			15,600,208
Consideration | $			$ 71,916
Share price (per share) | $ / shares		$ 3.64
Fair value estimate of replacement options [Member]
Disclosure of detailed information about business combination [line items]
Shares Issued (shares) | shares			835,874
Consideration | $			$ 124
Fair value of Tahoe options assumed that vested and converted into Pan American stock options upon Tahoe Acquisition (shares) | shares			3,500,000